Amounts receivable	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Amounts receivable [Text Block]
4.	Amounts receivable

	December 31,	December 31,
	2018	2017
	$	$

Government receivable	869	412
Interest receivable	232	257
	1,101	669